Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity File Number	001-41528
Entity Registrant Name	GE HEALTHCARE TECHNOLOGIES INC.
Entity Central Index Key	0001932393
Entity Tax Identification Number	88-2515116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	833
Local Phone Number	735-1139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GEHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false